Sales and Receivable Concentration (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jul. 01, 2012
Receivables from largest customers
Receivables from largest customers, amount	$ 30,903	$ 30,125
Receivables from largest customers, percentage of gross receivables	65.00%	67.00%
General Motors Company
Receivables from largest customers
Receivables from largest customers, amount	8,672	10,230
Receivables from largest customers, percentage of gross receivables	18.00%	23.00%
Ford Motor Company
Receivables from largest customers
Receivables from largest customers, amount	6,533	5,738
Receivables from largest customers, percentage of gross receivables	14.00%	13.00%
Chrysler Group LLC
Receivables from largest customers
Receivables from largest customers, amount	$ 15,698	$ 14,157
Receivables from largest customers, percentage of gross receivables	33.00%	31.00%